Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2014	Dec. 31, 2012	Jan. 02, 2015	Jan. 31, 2015 Vessel	Mar. 31, 2015 Vessel	Feb. 28, 2015 Vessel
Subsequent Event [Line Items]
Number of Common Shares Issued	24,166,666	4,220,945	4,464,286	17,250,000
Net proceeds from common stock	$ 111,190,000	$ 17,010,000	$ 18,348,000	$ 65,771,000	$ 111,190,000	$ 65,771,000
Aframax tankers [Member]
Subsequent Event [Line Items]
Aggregate purchase price	37,000,000				37,000,000
Number of vessels	1
Modern LR2 vessels [Member]
Subsequent Event [Line Items]
Aggregate purchase price	193,300,000				193,300,000
Number of vessels	4
Class A [Member] | Underwriters' Option [Member]
Subsequent Event [Line Items]
Grant period for option to purchase common shares	30 days
Class A [Member] | Underwriters' Option [Member] | Maximum [Member]
Subsequent Event [Line Items]
Option granted to purchase additional common shares	3,000,000				3,000,000
Other non-current assets [Member] | Aframax tankers [Member]
Subsequent Event [Line Items]
Escrow fund	3,700,000				3,700,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Secured loan facility, amount								126,600,000
Subsequent Event [Member] | Class A [Member] | Underwriters' Option [Member]
Subsequent Event [Line Items]
Number of Common Shares Issued							3,000,000
Net proceeds from common stock							$ 13,700,000
Subsequent Event [Member] | Collateral [Member] | Modern LR2 vessels [Member]
Subsequent Event [Line Items]
Number of vessels								4
Subsequent Event [Member] | Collateral [Member] | Aframax vessels [Member]
Subsequent Event [Line Items]
Number of vessels								1
Subsequent Event [Member] | Purchased And Delivered [Member]
Subsequent Event [Line Items]
Number of vessels									2	3